Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment [Abstract]
Schedule of Activity Related to Stock Options	During the years ended December 31, 2024, and 2023, the activity related to stock options under the Parent Company Plan was as follows:
	2024		2023
	Number of Stock Options	Weighted average exercise price	Number of Stock Options	Weighted average exercise price

Balance as of January 1	27,775,946	$0.46	24,864,535	$0.55
Granted	13,826,046	0.09	6,847,185	0.08
Forfeited	(7,065,822)	0.44	(877,060)	0.58
Exercised	(2,899,683)	0.05	(3,058,714)	-
Balance as of December 31	31,636,487	$0.35	27,775,946	$0.46
Stock options exercisable at the end of year	11,551,492	$0.59	16,488,779	$0.29

Schedule of Fair Value of the Options Granted Under the Plan Using the Black- Scholes Option Pricing Model	The table below summarizes the assumptions that were used to estimate the fair value of the above options granted under the Plan using the Black- Scholes option pricing model:
	December 31, 2024	December 31, 2023

Expected term (years)	10	10
Expected volatility	87.40% - 101.50%	86.22% - 87.05%
Exercise price	$0.07-0.30	$0.0-0.14
Risk-free interest rate	3.142% -3.609%	2.886% -3.684%
Dividend yield	-	-